                                                               NATIONWIDE(R) VLI
                                                                SEPARATE ACCOUNT


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 1998








                               INVESTMENT/LIFE(R)
                          VAN KAMPEN AMERICAN CAPITAL/
                        NATIONWIDE LIFE INSURANCE COMPANY

                 [NATIONWIDE LIFE INSURANCE COMPANY LETTERHEAD]

                          [PHOTO OF JOSEPH J. GASPER]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide VLI Separate Account.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                February 16, 1999

                         NATIONWIDE VLI SEPARATE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998


ASSETS:

  Investments in Van Kampen American Capital Life
      Investment Trust, at market value:

      Asset Allocation Fund
         2,126,544 shares (cost $24,460,017) ..........     $ 28,453,153

      Domestic Income Fund
         206,556 shares (cost $1,710,302) .............        1,817,689

      Emerging Growth Fund
         134,237 shares (cost $2,469,219) .............        3,036,435

      Enterprise Fund
         1,665,257 shares (cost $26,231,773) ..........       37,285,097

      Global Equity Fund
         93,154 shares (cost $1,174,962) ..............        1,230,558

      Government Fund
         4,679,178 shares (cost $41,468,683) ..........       44,873,316

      Money Market Fund
         7,685,405 shares (cost $7,685,405) ...........        7,685,405

      Morgan Stanley Real Estate Securities Portfolio
         27,471 shares (cost $408,604) ................          377,995
                                                            ------------
            Total investments .........................      124,759,648

      Accounts receivable .............................          106,619
                                                            ------------
            Total assets ..............................      124,866,267

ACCOUNTS PAYABLE ......................................             --
                                                            ------------
CONTRACT OWNERS' EQUITY ...............................     $124,866,267
                                                            ============

                                                                                                                  ANNUAL
Contract owners' equity represented by:                          UNITS         UNIT VALUE                         RETURN*
                                                                -------       ------------                       ---------
   Single Premium contracts issued prior
   to April 16, 1990 (policy years 1 through 10):
      Asset Allocation Fund .........................             3,396       $ 33.558419        $    113,964        15%
      Domestic Income Fund ..........................                 1         21.385098                  21         6%
      Emerging Growth Fund ..........................                61         21.889427               1,335        36%
      Enterprise Fund ...............................               216         44.564550               9,626        24%
      Government Fund ...............................               836         22.405755              18,731         8%
      Money Market Fund .............................                29         17.657225                 512         4%

   Single Premium contracts issued prior to
   April 16, 1990 (policy years 11 and thereafter):
      Asset Allocation Fund .........................           822,855         33.963724          27,947,220        15%
      Domestic Income Fund ..........................            75,688         21.643457           1,638,150         6%
      Emerging Growth Fund ..........................           136,620         22.153872           3,026,662        37%
      Enterprise Fund ...............................           821,920         45.102754          37,070,856        24%
      Global Equity Fund ............................            73,657         16.598552           1,222,600        21%
      Government Fund ...............................         1,976,655         22.677874          44,826,333         8%
      Money Market Fund .............................           425,955         17.870565           7,612,057         5%
      Morgan Stanley Real Estate
         Securities Portfolio .......................            23,525         16.003545             376,483       (12)%

   Single Premium contracts issued
   on or after April 16, 1990:
      Asset Allocation Fund .........................             9,498         28.636938             271,994        14%
      Domestic Income Fund ..........................             8,543         20.994729             179,358         6%
      Emerging Growth Fund ..........................               380         21.623386               8,217        36%
      Enterprise Fund ...............................             4,017         41.664754             167,367        23%
      Global Equity Fund ............................               486         16.201187               7,874        20%
      Government Fund ...............................             1,485         16.812584              24,967         7%
      Money Market Fund .............................             5,428         12.968170              70,391         4%
      Morgan Stanley Real Estate
         Securities Portfolio .......................                94         15.620311               1,468       (13)%

   Multiple Payment and
   Flexible Premium contracts:
      Asset Allocation Fund .........................             4,580         26.057831             119,345        15%
      Enterprise Fund ...............................             4,177         36.087220             150,736        24%
                                                              =========         =========        ------------
                                                                                                 $124,866,267
                                                                                                 ============

* The annual return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      TOTAL                        ASSET ALLOCATION FUND
                                                        1998           1997           1996           1998             1997
Investment activity:
  Reinvested dividends ..........................  $    897,565      4,695,756      5,220,160         28,407        1,019,770
  Mortality and expense charges (note 3) ........      (629,010)      (719,195)    (1,030,085)      (142,872)        (163,786)
                                                   ------------   ------------   ------------   ------------    -------------
    Net investment activity .....................       268,555      3,976,561      4,190,075       (114,465)         855,984
                                                   ------------   ------------   ------------   ------------    -------------

  Proceeds from mutual fund shares sold .........    28,593,475     31,042,460     24,568,211      3,626,797        3,844,540
  Cost of mutual fund shares sold ...............   (25,877,789)   (28,311,120)   (22,544,406)    (3,417,335)      (3,541,593)
                                                   ------------   ------------   ------------   ------------    -------------
    Realized gain (loss) on investments .........     2,715,686      2,731,340      2,023,805        209,462          302,947
  Change in unrealized gain (loss)
    on investments ..............................    12,059,082      3,917,689     (1,839,618)     2,953,327        1,002,579
                                                   ------------   ------------   ------------   ------------    -------------
    Net gain (loss) on investments ..............    14,774,768      6,649,029        184,187      3,162,789        1,305,526
                                                   ------------   ------------   ------------   ------------    -------------
  Reinvested capital gains ......................     1,152,786      7,592,712      5,806,648        767,858        2,657,199
                                                   ------------   ------------   ------------   ------------    -------------
      Net change in contract owners'
        equity resulting from operations ........    16,196,109     18,218,302     10,180,910      3,816,182        4,818,709
                                                   ------------   ------------   ------------   ------------    -------------
Equity transactions:
  Purchase payment received from
    contract owners .............................       100,670         20,253         23,475         16,920            9,408
  Transfers between funds .......................            --             --             --       (295,985)         (21,271)
    Surrenders ..................................    (8,181,440)   (15,789,351)   (13,731,809)    (1,209,391)      (2,261,349)
    Death benefits (note 4) .....................    (2,362,574)    (2,575,326)    (1,201,226)      (300,509)        (238,628)
  Policy loans (net of repayments) (note 5) .....       844,295      2,317,220      3,043,009         37,023          (21,513)
  Deductions for surrender charges
    (note 2d) ...................................        (1,495)        (6,591)       (16,455)          (221)            (972)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ...........................      (984,029)    (1,430,627)    (1,499,564)      (141,477)        (209,159)
                                                   ------------   ------------   ------------   ------------    -------------
      Net equity transactions ...................   (10,584,573)   (17,464,422)   (13,382,570)    (1,893,640)      (2,743,484)
                                                   ------------   ------------   ------------   ------------    -------------

  Net change in contract owners' equity .........     5,611,536        753,880     (3,201,660)     1,922,542        2,075,225
  Contract owners' equity beginning
    of period ...................................   119,254,731    118,500,851    121,702,511     26,529,981       24,454,756
                                                   ------------   ------------   ------------   ------------    -------------
  Contract owners' equity end of period .........  $124,866,267    119,254,731    118,500,851     28,452,523       26,529,981
                                                   ============   ============   ============   ============    =============

                                                ASSET ALLOCATION FUND                  DOMESTIC INCOME FUND
                                                        1996                   1998           1997           1996
Investment activity:
  Reinvested dividends ......................  $        907,875                  5,786        161,393        233,806
  Mortality and expense charges (note 3) ....          (215,038)               (11,965)       (14,107)       (24,457)
                                                   ------------           ------------   ------------   ------------
    Net investment activity .................           692,837                 (6,179)       147,286        209,349
                                                   ------------           ------------   ------------   ------------

  Proceeds from mutual fund shares sold .....         4,020,284                679,224      1,322,378      1,403,146
  Cost of mutual fund shares sold ...........        (3,634,601)              (669,892)    (1,253,657)    (1,532,100)
                                                   ------------           ------------   ------------   ------------
    Realized gain (loss) on investments .....           385,683                  9,332         68,721       (128,954)
  Change in unrealized gain (loss) ..........
    on investments ..........................          (786,397)               120,718          6,090         60,076
                                                   ------------           ------------   ------------   ------------
    Net gain (loss) on investments ..........          (400,714)               130,050         74,811        (68,878)
                                                   ------------           ------------   ------------   ------------
  Reinvested capital gains ..................         2,644,432                     --             --             --
                                                   ------------           ------------   ------------   ------------
      Net change in contract owners'
        equity resulting from operations ....         2,936,555                123,871        222,097        140,471
                                                   ------------           ------------   ------------   ------------
Equity transactions:
  Purchase payment received from
    contract owners .........................            11,744                    192             --             --
  Transfers between funds ...................          (292,324)               186,196        (27,385)      (527,202)
    Surrenders ..............................        (2,375,530)              (438,920)      (883,951)      (415,538)
    Death benefits (note 4) .................          (269,603)                    --       (103,618)       (62,339)
  Policy loans (net of repayments) (note 5) .           268,378                    908        127,843         80,825
  Deductions for surrender charges
    (note 2d) ...............................            (2,843)                   (80)          (364)          (494)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................          (246,088)               (23,714)       (32,804)       (58,167)
                                                   ------------           ------------   ------------   ------------
      Net equity transactions ...............        (2,906,266)              (275,418)      (920,279)      (982,915)
                                                   ------------           ------------   ------------   ------------

  Net change in contract owners' equity .....            30,289               (151,547)      (698,182)      (842,444)
  Contract owners' equity beginning
    of period ...............................        24,424,467              1,969,076      2,667,258      3,509,702
                                                   ------------           ------------   ------------   ------------
  Contract owners' equity end of period .....        24,454,756              1,817,529      1,969,076      2,667,258
                                                   ============           ============   ============   ============

                        NATIONWIDE VLI SEPARATE ACCOUNT
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                           Emerging Growth Fund                  Enterprise Fund
                                                     1998          1997          1996          1998          1997
Investment activity:
  Reinvested dividends ........................  $       870            --            --        30,666       156,354
  Mortality and expense charges (note 3) ......      (12,082)      (11,006)      (10,769)     (177,854)     (189,128)
                                                 -----------   -----------   -----------   -----------   -----------
    Net investment activity ...................      (11,212)      (11,006)      (10,769)     (147,188)      (32,774)
                                                 -----------   -----------   -----------   -----------   -----------

  Proceeds from mutual fund shares sold .......    3,294,533     2,545,651     1,149,028     6,594,364     6,775,251
  Cost of mutual fund shares sold .............   (2,978,369)   (2,360,427)   (1,052,703)   (4,852,264)   (4,652,996)
                                                 -----------   -----------   -----------   -----------   -----------
    Realized gain (loss) on investments .......      316,164       185,224        96,325     1,742,100     2,122,255
  Change in unrealized gain (loss)
    on investments ............................      447,416        98,252           199     5,583,645     1,561,213
                                                 -----------   -----------   -----------   -----------   -----------
    Net gain (loss) on investments ............      763,580       283,476        96,524     7,325,745     3,683,468
                                                 -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains ....................           --            --            --       376,105     4,664,918
                                                 -----------   -----------   -----------   -----------   -----------
      Net change in contract owners'
        equity resulting from operations ......      752,368       272,470        85,755     7,554,662     8,315,612
                                                 -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Purchase payment received from
    contract owners ...........................       13,566            --            --        42,210        10,432
  Transfers between funds .....................      411,356       363,039     1,201,667       471,779       449,001
  Surrenders ..................................      (38,594)      (97,105)      (43,468)   (2,526,694)   (3,085,585)
  Death benefits (note 4) .....................      (78,748)      (68,157)      (27,593)     (691,661)     (840,448)
  Policy loans (net of repayments) (note 5) ...      (49,579)      (38,507)      (74,189)      155,121      (411,649)
  Deductions for surrender charges
    (note 2d) .................................           (7)          (42)          (52)         (462)       (1,310)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (18,375)      (21,822)       (4,776)     (226,356)     (397,149)
                                                 -----------   -----------   -----------   -----------   -----------
      Net equity transactions .................      239,619       137,406     1,051,589    (3,719,621)   (4,276,708)
                                                 -----------   -----------   -----------   -----------   -----------

  Net change in contract owners' equity .......      991,987       409,876     1,137,344     3,835,041     4,038,904
  Contract owners' equity beginning
    of period .................................    2,044,227     1,634,351       497,007    33,563,544    29,524,640
                                                 -----------   -----------   -----------   -----------   -----------
  Contract owners' equity end of period .......  $ 3,036,214     2,044,227     1,634,351    37,398,585    33,563,544
                                                 ===========   ===========   ===========   ===========   ===========

                                                Enterprise Fund                     Global Equity Fund
                                                      1996                 1998          1997          1996
Investment activity:
  Reinvested dividends .......................   $    183,010               13,847         9,630        15,873
  Mortality and expense charges (note 3) .....       (247,774)              (5,996)       (5,726)       (4,563)
                                                 ------------          -----------   -----------   -----------
    Net investment activity ..................        (64,764)               7,851         3,904        11,310
                                                 ------------          -----------   -----------   -----------

  Proceeds from mutual fund shares sold ......      5,329,568              607,261       740,054       149,678
  Cost of mutual fund shares sold ............     (3,811,247)            (594,475)     (619,704)     (133,665)
                                                 ------------          -----------   -----------   -----------
    Realized gain (loss) on investments ......      1,518,321               12,786       120,350        16,013
  Change in unrealized gain (loss)
    on investments ...........................      1,437,260              203,001      (191,773)       40,489
                                                 ------------          -----------   -----------   -----------
    Net gain (loss) on investments ...........      2,955,581              215,787       (71,423)       56,502
                                                 ------------          -----------   -----------   -----------
  Reinvested capital gains ...................      3,146,281                   --       213,420        14,899
                                                 ------------          -----------   -----------   -----------
      Net change in contract owners'
        equity resulting from operations .....      6,037,098              223,638       145,901        82,711
                                                 ------------          -----------   -----------   -----------
Equity transactions:
  Purchase payment received from
    contract owners ..........................         11,731                3,500            --            --
  Transfers between funds ....................        332,379              135,066       354,759       748,238
  Surrenders .................................     (2,588,860)            (270,112)     (170,802)           --
  Death benefits (note 4) ....................       (214,955)             (45,481)      (54,190)           --
  Policy loans (net of repayments) (note 5) ..       (222,241)             (19,615)      (49,035)      (27,504)
  Deductions for surrender charges
    (note 2d) ................................         (3,132)                 (49)          (71)           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................       (290,268)             (12,593)      (16,552)      (10,396)
                                                 ------------          -----------   -----------   -----------
      Net equity transactions ................     (2,975,346)            (209,284)       64,109       710,338
                                                 ------------          -----------   -----------   -----------

  Net change in contract owners' equity ......      3,061,752               14,354       210,010       793,049
  Contract owners' equity beginning
    of period ................................     26,462,888            1,216,120     1,006,110       213,061
                                                 ------------          -----------   -----------   -----------
  Contract owners' equity end of period ......   $ 29,524,640            1,230,474     1,216,120     1,006,110
                                                 ============          ===========   ===========   ===========


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                            Government Fund                   Money Market Fund
                                                     1998          1997          1996          1998          1997
Investment activity:
  Reinvested dividends .......................   $   462,730     2,932,295     3,445,448       354,362       399,015
  Mortality and expense charges (note 3) .....      (238,350)     (281,579)     (446,756)      (37,684)      (51,809)
                                                 -----------   -----------   -----------   -----------   -----------
    Net investment activity ..................       224,380     2,650,716     2,998,692       316,678       347,206
                                                 -----------   -----------   -----------   -----------   -----------

  Proceeds from mutual fund shares sold ......     6,495,585     8,542,298     8,432,924     6,735,285     7,096,782
  Cost of mutual fund shares sold ............    (6,048,314)   (8,651,252)   (8,299,180)   (6,735,285)   (7,096,782)
                                                 -----------   -----------   -----------   -----------   -----------
    Realized gain (loss) on investments ......       447,271      (108,954)      133,744            --            --
  Change in unrealized gain (loss)
    on investments ...........................     2,807,612     1,444,456    (2,618,282)           --            --
                                                 -----------   -----------   -----------   -----------   -----------
    Net gain (loss) on investments ...........     3,254,883     1,335,502    (2,484,538)           --            --
                                                 -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains ...................            --            --            --            --            --
                                                 -----------   -----------   -----------   -----------   -----------
      Net change in contract owners'
        equity resulting from operations .....     3,479,263     3,986,218       514,154       316,678       347,206
                                                 -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Purchase payment received from
    contract owners ..........................         4,858           341            --        19,417            72
  Transfers between funds ....................    (1,210,358)   (1,240,286)   (1,649,225)    1,442,677      (260,875)
  Surrenders .................................    (2,842,711)   (7,702,772)   (7,203,733)     (830,932)   (1,580,839)
  Death benefits (note 4) ....................    (1,246,175)     (862,940)     (501,741)           --      (407,345)
  Policy loans (net of repayments) (note 5) ..       788,677     2,807,538     2,682,289       (80,573)      (83,572)
  Deductions for surrender charges
    (note 2d) ................................          (520)       (3,174)       (8,619)         (152)         (655)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................      (423,865)     (551,486)     (705,516)     (133,134)     (194,010)
                                                 -----------   -----------   -----------   -----------   -----------
      Net equity transactions ................    (4,930,094)   (7,552,779)   (7,386,545)      417,303    (2,527,224)
                                                 -----------   -----------   -----------   -----------   -----------

  Net change in contract owners' equity ......    (1,450,831)   (3,566,561)   (6,872,391)      733,981    (2,180,018)
  Contract owners' equity beginning
    of period ................................    46,320,862    49,887,423    56,759,814     6,948,979     9,128,997
                                                 -----------   -----------   -----------   -----------   -----------
  Contract owners' equity end of period ......   $44,870,031    46,320,862    49,887,423     7,682,960     6,948,979
                                                 ===========   ===========   ===========   ===========   ===========

                                                                                      Morgan Stanley
                                                     Money Market Fund       Real Estate Securities Portfolio
                                                           1996              1998          1997          1996
Investment activity:
  Reinvested dividends .......................             431,934               897        17,299         2,214
  Mortality and expense charges (note 3) .....             (79,740)           (2,207)       (2,054)         (988)
                                                       -----------       -----------   -----------   -----------
    Net investment activity ..................             352,194            (1,310)       15,245         1,226
                                                       -----------       -----------   -----------   -----------

  Proceeds from mutual fund shares sold ......           4,055,759           560,426       175,506        27,824
  Cost of mutual fund shares sold ............          (4,055,759)         (581,855)     (134,709)      (25,151)
                                                       -----------       -----------   -----------   -----------
    Realized gain (loss) on investments ......                  --           (21,429)       40,797         2,673
  Change in unrealized gain (loss)
    on investments ...........................                  --           (56,637)       (3,128)       27,037
                                                       -----------       -----------   -----------   -----------
    Net gain (loss) on investments ...........                  --           (78,066)       37,669        29,710
                                                       -----------       -----------   -----------   -----------
  Reinvested capital gains ...................                  --             8,823        57,175         1,036
                                                       -----------       -----------   -----------   -----------
      Net change in contract owners'
        equity resulting from operations .....             352,194           (70,553)      110,089        31,972
                                                       -----------       -----------   -----------   -----------
Equity transactions:
  Purchase payment received from
    contract owners ..........................                  --                 7            --            --
  Transfers between funds ....................              74,405          (197,173)      383,018       112,062
  Surrenders .................................          (1,104,680)          (24,086)       (6,948)           --
  Death benefits (note 4) ....................            (124,995)               --            --            --
  Policy loans (net of repayments) (note 5) ..             332,326            12,333       (13,885)        3,125
  Deductions for surrender charges
    (note 2d) ................................              (1,315)               (4)           (3)           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................            (184,266)           (4,515)       (7,645)          (87)
                                                       -----------       -----------   -----------   -----------
      Net equity transactions ................          (1,008,525)         (213,438)      354,537       115,100
                                                       -----------       -----------   -----------   -----------

  Net change in contract owners' equity ......            (656,331)         (283,991)      464,626       147,072
  Contract owners' equity beginning
    of period ................................           9,785,328           661,942       197,316        50,244
                                                       -----------       -----------   -----------   -----------
  Contract owners' equity end of period ......           9,128,997           377,951       661,942       197,316
                                                       ===========       ===========   ===========   ===========


See accompanying notes to financial statements.

                         NATIONWIDE VLI SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers modified single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Funds of the Van Kampen American Capital Life Investment Trust
            (Van Kampen American Capital LIT);
            Van Kampen American Capital LIT - Asset Allocation Fund
            Van Kampen American Capital LIT - Domestic Income Fund
            Van Kampen American Capital LIT - Emerging Growth Fund
            Van Kampen American Capital LIT - Enterprise Fund
            Van Kampen American Capital LIT - Global Equity Fund
            Van Kampen American Capital LIT - Government Fund
            Van Kampen American Capital LIT - Money Market Fund
            Van Kampen American Capital LIT - Morgan Stanley Real Estate
              Securities Portfolio (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

         At December 31, 1998, contract owners have invested in all of the above funds.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1997 and 1996 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

         Contracts issued prior to April 16, 1990:
            Purchase payments totalling less than $25,000 -  $10/month
            Purchase payments totalling $25,000 or more   -  none

         Contracts issued on or after April 16, 1990:
            Purchase payments totalling less than $25,000 -  $90/year ($65/year in New York)
            Purchase payments totalling $25,000 or more   -  $50/year

         For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1998:


                                                                  ASSET         DOMESTIC          EMERGING
                                                             ALLOCATION           INCOME            GROWTH       ENTERPRISE
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $     58,812            46,484                8               545            3,926
     Single Premium contracts issued
       on or after April 16, 1990....           9,184             3,414            2,251               103            2,102
     Multiple Payment and Flexible
       Premium contracts.............           1,950               862                -                 -            1,088
     Reduced Fee.....................         559,064            92,112            9,706            11,434          170,738
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $    629,010           142,872           11,965            12,082          177,854
                                         ============      ============     ============      ============     ============

                                                                                            MORGAN STANLEY
                                               GLOBAL                              MONEY       REAL ESTATE
                                               EQUITY        GOVERNMENT           MARKET        SECURITIES
                                                 FUND              FUND             FUND         PORTFOLIO
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $          -             7,640              209                 -
     Single Premium contracts issued
       on or after April 16, 1990....              99               313              884                18
     Multiple Payment and Flexible
       Premium contracts.............               -                 -                -                 -
     Reduced Fee.....................           5,897           230,397           36,591             2,189
                                         ------------      ------------     ------------      ------------
         Total.......................    $      5,996           238,350           37,684             2,207
                                         ============      ============     ============      ============

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

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                                       14

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                                       15

NATIONWIDE LIFE INSURANCE COMPANY                                    Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      U.S. Postage
                                                                       PAID
                                                                  Columbus, Ohio
                                                                  PERMIT NO. 521



NATIONWIDE(R) IS A REGISTERED FEDERAL SERVICE MARK OF NATIONWIDE MUTUAL INSURANCE COMPANY